Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Ant Financial and its affiliates
Related party transactions
Schedule of transactions

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Amount earned by the Company
Profit Share Payments (i)	1,122	2,086	3,444
SME Annual Fee (ii)	708	847	956
Reimbursement on options and RSUs (iii)	113	54	5
Commission on transactions (iv)	246	409	497
Cloud computing revenue (iv)	104	264	482
Other services (iv)	736	621	1,200

	3,029	4,281	6,584

Amount incurred by the Company
Payment processing fee (v)	4,898	5,487	6,295
Other fees (iv)	299	952	1,894

	5,197	6,439	8,189

(i)

In 2014, the Company entered into the 2014 IPLA with Ant Financial. Under the 2014 IPLA, the Company receives the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments (Note 4(a)).

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Financial. The amounts reimbursed by Ant Financial to the Company were RMB274 million, RMB245 million and RMB37 million for the years ended March 31, 2016, 2017 and 2018, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial in 2014. In calendar years 2015 to 2017, the Company received the SME Annual Fee equal to 2.5% of the average daily balance of the SME loans made by Ant Financial and its affiliates. In calendar years 2018 to 2021, the Company received or will receive the SME Annual Fee equal to the amount paid in calendar year 2017 (Note 4(a)).

(iii)

The Company entered into agreements with Ant Financial in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to the ordinary shares granted to the employees of Ant Financial and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense. The Company also entered into a similar agreement relating to share-based awards granted to the employees of Koubei and its subsidiaries, and the amounts are not material.

(iv)

The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial, its subsidiaries and affiliates (including Koubei) on various sales and marketing, cloud computing, treasury management and other administrative services.

(v)

The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing services in exchange for a payment processing fee, which was recognized in cost of revenue.